UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-772
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                            AXP EQUITY SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:    11/30
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Date of reporting period:   2/28
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                              PORTFOLIO HOLDINGS
                                      FOR
                        RIVERSOURCE MID CAP GROWTH FUND
                               AT FEB. 28, 2006


INVESTMENTS IN SECURITIES

RiverSource Mid Cap Growth Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Common Stocks (98.8%)

Issuer                                Shares                   Value(a)

Biotechnology (8.6%)
Biogen Idec                          486,239(b)             $22,974,793
Invitrogen                           460,379(b,d)            32,654,682
MedImmune                          1,229,887(b)              44,878,577
OSI Pharmaceuticals                  600,032(b,d)            19,489,039
Techne                               815,339(b)              48,488,211
Total                                                       168,485,302

Capital Markets (5.9%)
Investors Financial Services         523,466                 23,613,551
Legg Mason                           460,150                 60,090,988
T Rowe Price Group                   403,006                 30,942,801
Total                                                       114,647,340

Chemicals (2.2%)
Sigma-Aldrich                        662,422                 42,666,601

Commercial Services & Supplies (5.0%)
Cintas                               698,111(d)              28,685,381
Robert Half Intl                   1,384,040                 49,714,717
Strayer Education                    193,987                 18,686,768
Total                                                        97,086,866

Communications Equipment (1.4%)
F5 Networks                          158,218(b)              10,730,345
Juniper Networks                     860,783(b,d)            15,829,799
Total                                                        26,560,144

Computers & Peripherals (1.2%)
Network Appliance                    681,408(b)              22,595,489

Construction Materials (3.1%)
Martin Marietta Materials            619,801                 60,430,598

Electrical Equipment (1.0%)
American Power Conversion            971,738                 19,852,607

Energy Equipment & Services (6.4%)
BJ Services                          782,810                 24,509,781
ENSCO Intl                           959,561                 42,882,781
Nabors Inds                          394,774(b,c)            26,035,345
Noble                                399,879                 29,555,057
Total                                                       122,982,964

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Food & Staples Retailing (2.6%)
Whole Foods Market                   773,613(d)             $49,418,398

Health Care Equipment & Supplies (5.2%)
Biomet                               551,885                 20,088,614
Diagnostic Products                1,004,178                 46,342,815
Kinetic Concepts                     448,784(b)              16,649,886
St Jude Medical                      401,353(b)              18,301,697
Total                                                       101,383,012

Health Care Providers & Services (8.3%)
Dendrite Intl                      1,645,208(b)              21,881,266
Express Scripts                      432,716(b)              37,763,125
Health Management
 Associates Cl A                   1,356,677                 28,883,653
Lincare Holdings                     813,154(b)              33,257,999
Omnicare                             637,476                 38,790,415
Total                                                       160,576,458

Hotels, Restaurants & Leisure (5.7%)
Brinker Intl                         512,540                 21,347,291
Cheesecake Factory                   805,638(b)              29,131,871
Panera Bread Cl A                    354,283(b)              25,104,493
Royal Caribbean Cruises              318,358                 14,026,853
Station Casinos                      298,633                 20,441,429
Total                                                       110,051,937

IT Services (8.4%)
Acxiom                             1,679,803                 43,473,302
Fiserv                               835,160(b)              34,659,140
Paychex                            1,301,184                 52,112,419
VeriFone Holdings                  1,268,523(b)              33,489,007
Total                                                       163,733,868

Machinery (1.0%)
Danaher                              319,673                 19,365,790

Media (2.5%)
Catalina Marketing                   996,334                 22,098,688
Univision Communications
 Cl A                                787,001(b)              26,325,184
Total                                                        48,423,872

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Oil & Gas (6.7%)
Denbury Resources                    524,036(b)             $14,856,421
EOG Resources                        564,152                 38,023,844
Murphy Oil                           221,632                 10,387,892
Newfield Exploration                 509,524(b)              19,693,103
Pogo Producing                       581,963                 29,016,675
XTO Energy                           435,164                 18,229,020
Total                                                       130,206,955

Semiconductors & Semiconductor Equipment (6.9%)
Broadcom Cl A                        736,913(b)              33,227,385
KLA-Tencor                           360,314                 18,819,200
Maxim Integrated Products            500,816                 19,576,897
Microchip Technology               1,211,707                 42,652,086
Novellus Systems                     715,060(b)              19,113,554
Total                                                       133,389,122

Software (7.0%)
Advent Software                      929,875(b)              25,850,525
BMC Software                       1,280,816(b)              28,011,446
Fair Isaac                         1,071,746                 45,677,814
Kronos                               427,552(b)              17,533,908
NAVTEQ                               401,515(b)              18,594,160
Total                                                       135,667,853

Specialty Retail (4.6%)
Advance Auto Parts                   465,800(b)              19,260,830
Chico's FAS                          439,906(b)              20,697,577
Williams-Sonoma                    1,222,109(b)              49,483,194
Total                                                        89,441,601

Textiles, Apparel & Luxury Goods (1.6%)
Coach                                844,456(b)              30,163,968

Trading Companies & Distributors (3.4%)
Fastenal                           1,494,480                 65,622,617

Total Common Stocks
(Cost: $1,404,772,263)                                   $1,912,753,362






See accompanying notes to investments in securities.



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1 -- RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Short-Term Securities (3.8%)(e)

Issuer             Effective          Amount                   Value(a)
                     yield          payable at
                                     maturity
Commercial Paper
Amsterdam Funding
  03-10-06           4.06%        $5,000,000(f)              $4,994,363
Bear Stearns Companies
  03-21-06           4.31         10,000,000                  9,974,944
Bryant Park Funding LLC
  03-06-06           3.76         10,000,000(f)               9,993,736
  03-27-06           4.36         10,000,000(f)               9,967,428
Kitty Hawk Funding
  03-27-06           4.36         10,000,000(f)               9,967,428
Nieuw Amsterdam
  03-14-06           4.19          5,000,000(f)               4,991,857
Park Avenue Receivables
  03-14-06           4.19          5,000,000(f)               4,991,857
Park Granada LLC
  03-02-06           2.26         10,000,000(f)               9,998,747
Rabobank USA Financial
  03-01-06           4.56          7,800,000                  7,800,000

Total Short-Term Securities
(Cost: $72,680,160)                                         $72,680,360

Total Investments in Securities
(Cost: $1,477,452,423)(g)                                $1,985,433,722






Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2006, the value of foreign securities represented 1.3% of net assets.

(d)   At Feb. 28, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.6% of net assets. 1.2% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2006, the value of these securities amounted to $54,905,416 or 2.8% of net assets.

(g) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $1,477,452,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $538,144,000

      Unrealized depreciation                                   (30,162,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                              $507,982,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.



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2 -- RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6426-80 E (4/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP EQUITY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 25, 2006